TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Profit Before Income Tax Expense (Benefit) Included In The Statement of Operations
	Year ended December 31,
	2025	2024	2023

Income before income tax expense:
Israel	897	4,976	7,557
Foreign jurisdictions	176	121	160

	1,073	5,097	7,717
	Year ended December 31,
	2025	2024	2023

Domestic taxes:
Current	162	-	-
Deferred	39	834	1,323

	201	834	1,323

Foreign taxes:
Current	46	39	41
Deferred	-	-	-

Taxes on income (tax benefit), net	247	873	1,364

Schedule of Reconciliation of The Theoretical Income Tax Expense To The Actual Income Tax Expense
	Year ended December 31,
	2025

Israeli Statutory Corporate Tax Rate	247	23%

Tax benefit arising from "Preferred enterprises"	(75)	(7)%
Foreign tax rate differential in subsidiaries	6	-
Nontaxable and Nondeductible items:
Share based compensation	81	8%
Other adjustments	(12)	(1)%
Total Effective Tax Rate	247	23%
	Year ended December 31,
	2024	2023

Income before income tax expense as reported in the consolidated statements of comprehensive income	5,097	7,717

Israel Statutory tax rate	23%	23%

Theoretical tax expense calculated	1,172	1,775

Tax benefit arising from "Preferred enterprises"	(357)	(532)
Foreign tax rate differential in subsidiaries	11	(3)
Non-deductible items and others	47	124

Total	(299)	(411)

Income tax (benefit) expense	873	1,364

Schedule of Deferred Tax Assets And Liabilities
	December 31,
	2025	2024

Deferred tax assets:

Net operating loss carryforwards (in Israel)	-	132
Capital loss carryforwards (in Israel)	2,491	2,179
Prepayment for non-deductible expenses	884	886
Reserves and other	457	443

Total gross deferred taxes	3,832	3,640

Less valuation allowance	(2,492)	(2,179)

Deferred tax assets, net	1,340	1,461

Deferred tax liabilities:
Undistributed income of subsidiaries	(216)	(200)
Property and equipment	(737)	(765)

Total deferred tax liabilities	(953)	(965)

Net deferred tax assets	387	496